Commitments And Contingencies - Additional Information (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Nov. 30, 2018	Mar. 31, 2023	Dec. 31, 2022
Regeneron
Loss Contingencies [Line Items]
Term of agreement	5 years
THIO | Amended Patent and Technology License Agreement
Loss Contingencies [Line Items]
Term of agreement		20 years
Combined milestone payment maximum		$ 112,000,000
UTSW | Amended Patent and Technology License Agreement
Loss Contingencies [Line Items]
Payments due related to milestones				$ 0	$ 0
UTSW | Patent and Technology License Agreement
Loss Contingencies [Line Items]
Term of agreement		20 years
Combined milestone payment maximum		$ 112,000,000
Payments due related to milestones				$ 0
Percentage of royalty description				There are single digit royalty rates for licensed products and licensed services covered by a Valid Claim (as defined in the agreement) and dependent on whether Net Sales are greater than or less than/equal to $1,000,000,000, with Net Sales above that amount commanding a slightly higher percentage. In each case, the royalty percentage is lower before patent issuance in each jurisdiction. In the event that the licensed product or licensed service is not covered by a Valid Claim, the running royalty rates are reduced by fifty percent (50%).	There are single digit royalty rates for licensed products and licensed services covered by a Valid Claim (as defined in the agreement) and dependent on whether Net Sales are greater than or less than/equal to $1,000,000,000, with Net Sales above that amount commanding a slightly higher percentage. In each case, the royalty percentage is lower before patent issuance in each jurisdiction. In the event that the licensed product or licensed service is not covered by a Valid Claim, the running royalty rates are reduced by fifty percent (50%).
Claim expiration period		10 years
Minimum | THIO | Amended Patent and Technology License Agreement
Loss Contingencies [Line Items]
Milestone payment		$ 1,000,000
Minimum | THIO | Amended Patent and Technology License Agreement | Net sales up to $1,000,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales			2.00%
Minimum | THIO | Amended Patent and Technology License Agreement | Net sales above $1,000,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales		2.50%
Minimum | UTSW | Patent and Technology License Agreement
Loss Contingencies [Line Items]
Milestone payment		$ 1,000,000
Minimum | UTSW | Patent and Technology License Agreement | Net sales up to $1,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales		2.00%
Minimum | UTSW | Patent and Technology License Agreement | Net sales above $1,000,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales		2.50%
Maximum | THIO | Amended Patent and Technology License Agreement
Loss Contingencies [Line Items]
Milestone payment		$ 50,000,000
Maximum | THIO | Amended Patent and Technology License Agreement | Net sales up to $1,000,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales			4.00%
Maximum | THIO | Amended Patent and Technology License Agreement | Net sales above $1,000,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales		5.00%
Maximum | UTSW | Patent and Technology License Agreement
Loss Contingencies [Line Items]
Milestone payment		$ 50,000,000
Maximum | UTSW | Patent and Technology License Agreement | Net sales up to $1,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales		4.00%
Maximum | UTSW | Patent and Technology License Agreement | Net sales above $1,000,000,000
Loss Contingencies [Line Items]
Rate of royalties on net sales		5.00%